Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Description of Plan [Line Items]
Description of the Plan
1.	Description of the Plan
The following brief description of the provisions of the BCB Community Bank 401(k) Plan (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan Agreement for more complete information.
General
The Plan is a defined contribution plan which covers all eligible employees who have elected to participate. Employees are eligible to participate in the Plan on the first day of the calendar month following the date they attain age
18
and complete 30 consecutive days of service or 1,000 hours of service in an eligibility computation period, provided the employee is eligible at the end of that period. Employer contributions require one
year of service, as defined in the Plan Agreement. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).
The Plan’s trustee is Voya Institutional Trust Company (“Voya”).
Plan Sponsor
BCB Community Bank located in Bayonne, New Jersey is a subsidiary of BCB Bancorp, Inc. (the “Company”), a New Jersey corporation.
Participant Contributions
Participants may elect to contribute a flat dollar amount or a percentage from 1% to 100% of their pretax compensation. For participants enrolled under the Qualified Automatic contribution Arrangement (“QACA”) Safe Harbor Automatic Enrollment, contributions are subject to an automatic annual increase of 1% each year, up to a maximum of 6%. Participants who have attained the age of 50 before the end of the Plan year are eligible to make catch-up
contributions. Participants may also make rollover contributions to the Plan.
Employer Contributions
BCB Community Bank (the “Bank”) provides a safe harbor matching contribution to meet certain nondiscrimination requirements. The safe harbor contribution matches employee contributions at 100% that do not exceed 2% of compensation for the Plan year plus another 50% of elective deferrals that exceed 2% of compensation for the Plan year, but do not exceed 4% of compensation. The Bank may also make a profit sharing contribution to the Plan each year. To be eligible to receive the profit sharing contribution, certain requirements, which are stated in the Plan document, must be satisfied. There were no profit sharing contributions made to the Plan in 2025.
Participant Accounts
All contributions are directed by the participant into various investment options offered by the Plan. Each participant’s account is credited with the participant’s contributions and the Bank’s matching contribution and an allocation of the Bank’s profit sharing contribution (if applicable) and Plan earnings or losses. Participant accounts are charged with an allocation of administrative expenses that are paid by the Plan. Allocations are based on participant earnings, account balances or specific participant transactions, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the vested balance in the participant’s account. The value of participant accounts will fluctuate with the market values of the securities in which the accounts are invested.
Vesting
A participant has, at all times, a vested and nonforfeitable right to the entire balance in his or her contribution and rollover contribution accounts. Each participant attains a vested and nonforfeitable right in the Bank’s profit sharing contributions according to the following schedule.

Years of Service	Percentage
Less than 1 year	0%
1 year	20%
2 years	40%
3 years	60%
4 years	80%
5 years or more	100%
Vesting in the Bank’s safe harbor and any qualified elective matching contributions based on the following schedule:

Years of Service	Percentage
Less than 2 years	0%
Two or More Years	100%
A participant becomes 100% vested in profit sharing contributions upon death or disability.
Plan Sponsor Stock
Participants may invest in common stock of BCB Bancorp, Inc. (the “Stock”) through a common stock fund.
Benefit Distributions
On termination of service in the event of death, disability, retirement or other reasons, a participant or designated beneficiary in the event of death, may elect to receive either a lump-sum
amount equal to the value of the participant’s vested interest in his or her account or a direct rollover to an eligible retirement plan including an individual retirement account or individual retirement annuity.

Notes Receivable from Participants
Participants may borrow from their accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance, whichever is less. The loans are secured by the vested balance in the participants’ account and bear interest at the rate designated by the Plan Administrator. Interest rates range from 3.25% to 8.50% as of December 31, 2025. Terms range from one
to
five
years or greater if used for the purchase of a principal residence.
Forfeitures
Forfeited balances of terminated participating
non-vested
accounts may be used to reduce future Bank contributions to the Plan or to pay plan administrative expenses. There were $355 forfeited amounts at December 31, 2025 and $0 at December 31, 2024.